Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 10 - Property and Equipment, Net

Property and equipment as of December 31, 2018 and 2017 was as follows:

		December 31,
	Life	2018	2017
Manufacturing equipment	3-7 years	$768,000	$700,000
Research equipment	5 years	37,000	37,000
Computer equipment	3-4 years	43,000	43,000
Furniture and fixtures	7 years	37,000	37,000
Property and equipment, gross		885,000	817,000
Less: accumulated depreciation		794,000	765,000
Property and equipment, net		$91,000	$52,000

Depreciation expense for the years ended December 31, 2018 and 2017 was approximately $29,000 and $28,000, respectively.